Segmentation of key figures - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales	$ 2,782	$ 2,577	$ 5,467	$ 5,028
Total other revenues	41	19	62	41
Net sales and other revenues	2,823	2,596	5,529	5,069
Operating segments
Disclosure of operating segments [line items]
Net sales	2,782	2,577	5,467	5,028
Surgical | Operating segments
Disclosure of operating segments [line items]
Net sales	1,570	1,455	3,030	2,786
Total other revenues	1	0	2	1
Surgical | Implantables | Operating segments
Disclosure of operating segments [line items]
Net sales	466	456	904	876
Surgical | Consumables | Operating segments
Disclosure of operating segments [line items]
Net sales	825	777	1,594	1,489
Surgical | Equipment/other | Operating segments
Disclosure of operating segments [line items]
Net sales	279	222	532	421
Vision Care | Operating segments
Disclosure of operating segments [line items]
Net sales	1,212	1,122	2,437	2,242
Total other revenues	40	19	60	40
Vision Care | Contact lenses | Operating segments
Disclosure of operating segments [line items]
Net sales	726	692	1,464	1,380
Vision Care | Ocular health | Operating segments
Disclosure of operating segments [line items]
Net sales	$ 486	$ 430	$ 973	$ 862